E Shares [Member] Expense Example - E Shares - S000012081 [Member] - C000034322 [Member]	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 571
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,100
Expense Example, with Redemption, 10 Years	$ 1,882